Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street NW

Washington DC 20549

RE: Saturna Investment Trust, File #33-13247

April 1, 2004

Ladies and Gentlemen:

On behalf of the referenced Trust and pursuant to Rule 497 (j), we wish to certify that the form of the recently filed Prospectus and Statement of Additional Information for CIK #0000811860, Saturna Investment Trust, that would have been filed under Rule 497 paragraph (b) or (c) would not have differed from that contained in the most recent registration or amendment, and that the text has been filed electronically.

If you have any questions or comments concerning this filing, kindly contact me at (360) 594-9900 x303.

Yours truly,

/s/ Ethel Bartolome

Ethel Bartolome

Secretary

Saturna Investment Trust